Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
Inventories are valued at the lower of cost or market. Inventories at September 30, 2017 and December 31, 2016 consisted of the following:

	September 30, 2017	December 31, 2016
Inventories carried at LIFO:
Finished goods	$47,734	$39,142
Raw materials, production parts and work-in-process	24,275	23,980
LIFO reserve	(28,190)	(28,190)
Total LIFO inventories	43,819	34,932
Inventories carried at FIFO:
Finished goods	56,477	31,044
Raw materials, production parts and work-in-process	41,223	12,646
Total FIFO inventories	97,700	43,690
Total inventories	$141,519	$78,622

Inventories as of December 31, consisted of the following:

	2016	2015
Inventories carried at LIFO:
Finished goods	$39,142	$41,225
Raw materials, production parts and work-in-process	23,980	22,158
LIFO reserve	(28,190)	(27,645)
Total LIFO inventories	$34,932	$35,738

Inventories carried at FIFO:
Finished goods	$31,044	$32,421
Raw materials, production parts and work-in-process	12,646	13,812
Less: Inventories held for sale	—	(4,679)
Total FIFO inventories	$43,690	$41,554
Total inventories	$78,622	$77,292